Borrowings - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Within 1 year	¥ 6,838,328	¥ 5,826,562
Between 1 to 2 years	1,567,890	799,840
Between 2 to 3 years	113,480	653,382
Total	¥ 8,519,698	¥ 7,279,784